General information (Tables)	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Charterer	2012	2011	2010
A	46%	73%	51%
B	22%	-	-
C	22%	-	-
D	-	27%	41%